Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

The unaudited interim condensed consolidated financial statements do not include all the information and footnotes required by the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete audited financial statements. Certain information and note disclosures normally included in the audited financial statements prepared in accordance with the U.S. GAAP have been condensed or omitted. In the opinion of the Company’s management, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, in normal recurring nature, as necessary for the fair statement of the Company’s financial position as of September 30, 2025, and results of operations and cash flows for the six-months ended September 30, 2025 and 2024. The unaudited interim condensed consolidated balance sheet as of September 30, 2025 has been derived from the audited financial statements but does not include all the information and footnotes required by the U.S. GAAP. Interim results of operations are not necessarily indicative of the results expected for the full fiscal year or for any future period. These unaudited interim condensed financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended March 31, 2025 and 2024, and related notes included in the Company’s audited consolidated financial statements.

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Risks and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Company believes that it is following existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Use of estimates and assumptions

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. On an ongoing basis, management evaluates estimates, including but not limited to, those related to allowance for expected credit losses for accounts receivable, impairment assessment of inventories, impairment assessment of long-lived assets, fair value of financial instrument and incremental borrowing rate of operating leases. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable. As a result, management makes judgments regarding the carrying values of the Company’s assets and liabilities that are not readily apparent from other sources. Authoritative pronouncements, historical experience and assumptions are used as the basis for making estimates. Actual results may differ from these estimates.

Foreign currency translation

The accompanying unaudited interim condensed consolidated financial statements are presented in the Singapore Dollars (“S$”), which is the reporting currency of the Company. The functional currency of the Company in the Cayman Islands is United States Dollars (“US$”), its other subsidiaries which are incorporated in Singapore are Singapore Dollars (“S$”),which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the unaudited interim condensed consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the unaudited interim condensed consolidated statements of operations and comprehensive income during the year in which they occur.

The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed consolidated financial statements in this report:

	March 31, 2025	September 30, 2025
Year-end spot rate	US$1=S$1.3445	US$1 = S$1.2900
Average rate	US$1=S$1.3381	US$1 = S$1.2896

Convenience translation

Translations of amounts in the unaudited interim condensed consolidated balance sheet, unaudited interim condensed consolidated statements of operations and comprehensive income and unaudited interim condensed consolidated statements of cash flows from S$ into US$ as of and for the period ended September 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = S$1.2900, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the S$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Management reviews the adequacy of the provision for allowance for expected credit loss on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history, and the current economic conditions to make adjustments in the provision for allowance for expected credit loss when it is considered necessary. Provision for allowance for expected credit loss is write-off after all means of collection have been exhausted and the potential for recovery is considered remote. Management continues to evaluate the reasonableness of the provision for allowance for expected credit loss policy and update, if necessary.

Management recognized additional/reversal provision for allowance for expected credit losses of S$133,618 and $125,825 (US$97,539) in profit or loss during the six months ended of September 30, 2024 and 2025, respectively.

Inventories, net

Inventories, net which comprise mainly of safety products available for sale, and are primarily stated at the lower of cost (on first-in, first-out basis) or net realizable value. Inventories valuation allowance is based on management’s estimate of future consumption for safety products and historical sales volumes.

Management recognized additional allowance for inventories write-down of S$28,214 and S$5,023 (US$3,894) in profit or loss during the six months ended of September 30, 2024 and 2025, respectively.

Loan receivables

Loan receivables are initially measured at the amount of consideration exchanged and subsequently measured at amortized cost and adjusted for potential allowance for expected credit losses. Loan receivables primarily consist of loan made to third party for cash management purpose. These amounts bear an interest of 5% per annum. management reviews its loan receivables placed with counterparties on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of September 30, 2025, no allowance was deemed necessary. Management believes that the counterparty is high credit quality and continually monitors the credit worthiness of these counterparties.

Property, plant and equipment, net

Property, plant and equipment are stated at cost, less accumulated depreciation, and impairment loss, if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Useful life
Office equipment	5 years
Motor vehicles	5 years
Computer	1 years
Machinery	5 years
Furniture, fixtures and fittings	5 years
Leasehold building and leasehold improvement	lesser of lease term or expected useful life

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

The Company’s long-lived assets with finite lives, including property, plant and equipment, net are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2025 and September 30, 2025, no impairment of long-lived assets was recognized.

Fair value measurement

Accounting guidance defines fair value as the price would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and cash equivalents, accounts receivable, net, other receivables, bank loans — current portion, operating lease liabilities — current portion, finance lease liabilities — current portion, accounts payable, other payables, are financial assets and liabilities and are subject to fair value measurement. The Company’s current financial assets and liabilities are short-term in nature, therefore, management believes their carrying value approximate their fair value.

Leases

The Company determines if an arrangement is a lease at inception. A lease is classified at the inception date as either a finance lease or an operating lease. As the lessee, a lease is a finance lease if any of the following conditions exists: a) The lease transfers ownership of the underlying asset to the lessee by the end of the lease term, b) The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise, c) the lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset, d) the present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; and e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Finance lease assets are included in property, plant and equipment, net, and finance lease liabilities are included in current and non-current finance lease liabilities.

Operating leases are included in operating lease right-of-use (“ROU”) assets, current operating lease liabilities and non-current operating lease liabilities, in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to April 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Lease modification arose from the Company’s renegotiation and modification of certain existing operating lease contracts for certain outlets by extending the lease term for another 2 to 3 years at revised lease payments during the period ended 30 September, 2025. As these extensions are not part of the terms and conditions of the original operating lease contracts, it is accounted for as operating lease modifications with an addition to ROU of S$24,631 and NIL as of March 31, 2025 and September 30, 2025, respectively. The corresponding remeasurement to operating lease liabilities of S$27,127 and NIL as of March 31, 2025 and September 30, 2025, respectively.

Revenue recognition

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), on April 1, 2021 using the modified retrospective approach. The Company’s accounting for revenue recognition remains substantially unchanged prior to adoption of ASC 606. There were no cumulative effect adjustments for prior to April 1, 2020. The effect from the adoption of ASC 606 was not material to the Company’s financial statements.

The Company recognizes revenues when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the client.

Revenue for sales of products which are primarily safety equipment and auxiliary products are recognized at a point in time when the Company has satisfied its performance obligation. The key performance obligation of the Company is delivery of goods or collection by customer has occurred, evidenced by the acceptance of products by customers, whereby physical and legal control of the products is passed from the Company to its customer, and there’s no fulfilled obligation from the Company.

Upon local customers’ acceptance/acknowledgement on the acceptance of goods, control of the goods is passed from the Company to the customer, at which the Company believes it has satisfied its performance obligation to recognize revenue. For overseas customers, control of the goods is passed to the customer in accordance with terms and conditions ie. Free on Board (“FOB”), as stipulated in the respective contracts with customers. No element of financing is deemed present as typical payment terms range from 30 to 120 days from the date of issuance of invoice.

The Company is a principal and records revenue on a gross basis as the Company is primarily responsible for fulfilling the goods or services to the customers, is subject to inventory risk, has discretion in establishing pricing and the ability to direct the control of the promised goods before transferring those goods to the customers.

A large portion of the revenue comes from the sale of safety products. Customer returns have historically represented a small percentage of customer sales on an annual basis. The right of return recognized in the statement of operations and comprehensive income, net of revenue were S$49,951 and S$71,274 (US$55,251) during the six months ended September 30, 2024, and September 30, 2025 respectively. The Company does not provide warranty but gives customers one week of validation period for right of return.

Cost of revenue

Cost of revenue of safety products and other emerging products, which are directly related to revenue-generating transactions, primarily consist of cost of purchasing of products, net of discount received, and freight and handling charges.

Selling and marketing expenses

Selling and marketing expenses mainly consist of promotion and marketing expenses, amortization of ROU — operating leases, rental expenses, media expenses for online and traditional advertising, as well as labor costs. For the six months ended September 30, 2024, and 2025, the Company’s selling and marketing expenses were S$2,461,020 and S$2,485,951 (US$1,927,094), respectively.

General and administrative expenses

General and administrative expenses consist primarily of motor vehicle running expenses, travelling and entertainment and general administrative expenses such as of staff costs, depreciation, legal and professional fees and other miscellaneous administrative expenses.

Employee benefit

Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the six months ended September 30, 2024 and 2025. The Company had no uncertain tax positions for the six months ended September 30, 2024 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Related parties’ transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS presents the diluted effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are located in Singapore, no geographical segments are presented.

Recently issued accounting pronouncements

Adoption of Accounting Standards Update (ASU) No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280): Segment Reporting

On November 27, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amends ASC 280, Segment Reporting(“ASC 280”) to expand segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Company’s chief operating decision maker (“CODM”), the amount and description of other segment items, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. ASU 2023-07 further permits disclosure of more than one measure of segment profit or loss and extends the full disclosure requirements of ASC 280 to companies with single reportable segments. The Company adopted ASU 2023-07 on April 1, 2024, expansion of segment disclosure is presented in Note 22.

New Accounting Standards That Have Not Yet Been Adopted:

Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company plans to adopt ASU 2023-09 for the year beginning on April 1, 2025. The Company is currently evaluating the effect the updated guidance will have on its disclosures.

Accounting Standards Update 2024-03, Comprehensive income (Topic 220): Disaggregation of Income Statement expenses.

On November 4, 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 amends ASC 220, Comprehensive Income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on the Consolidated Financial Statements.

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.